N-2 - USD ($)					3 Months Ended
		Jun. 28, 2024	Jun. 27, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0000921671
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		THE GABELLI MULTIMEDIA TRUST INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)	None
Offering Expenses Borne by the Fund (as a percentage of offering price)	0.96	%(1)
Dividend Reinvestment and Cash Purchase Plan Fees	None
Purchase Transactions	$0.75	(2)
Sale Transactions	$2.50	(2)
(1)	Total offering expenses are estimated to be $340,000, and assumes that the Rights offering is fully subscribed. As reflected in the Expense Example following this table, the Rights offering expenses will be borne by the Fund and indirectly by all of the Fund’s Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares.

(2)	Shareholders participating in the Fund’s Automatic Dividend Reinvestment Plan do not incur any additional fees. Shareholders participating in the Voluntary Cash Purchase Plan would pay $0.75 plus their pro rata share of brokerage commissions per transaction to purchase shares and $2.50 plus their pro rata share of brokerage commissions per transaction to sell shares. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plans” in the Prospectus.

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.96%
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees	1.53	%(3)
Interest on Borrowed Funds	None	(4)
Other Expenses	0.52	%(5)
Total Annual Expenses	2.05%
Dividends on Preferred Shares	2.72	%(6)
Total Annual Expenses and Dividends on Preferred Shares	4.77	%(3)
(3)	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares will be higher than if the Fund does not utilize a leveraged capital structure.

(4)	The Fund has no current intention of borrowing from a lender or issuing notes.

(5)	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuance.

(6)	Dividends on Preferred Shares represent distributions on the existing preferred shares outstanding.

Management Fees [Percent]	[2]	1.53%
Interest Expenses on Borrowings [Percent]	[3]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.52%
Total Annual Expenses [Percent]		2.05%
Waivers and Reimbursements of Fees [Percent]	[5]	2.72%
Net Expense over Assets [Percent]	[2]	4.77%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses (including estimated Rights offering expenses of $340,000 from the issuance of $35,330,640 in Common Shares in the primary subscription) you would pay on a $1,000 investment in Common Shares, assuming the Rights offering is fully subscribed and a 5% annual portfolio total return.*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$57	$152	$247	$488

*	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Annual Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The example above includes Dividends on Preferred Shares. If Dividends on Preferred Shares were not included in the example calculation, the expenses would be as follows (based on the same assumptions as above).

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$30	$73	$119	$245

Expense Example, Year 01		$ 57
Expense Example, Years 1 to 3		152
Expense Example, Years 1 to 5		247
Expense Example, Years 1 to 10		$ 488
Purpose of Fee Table , Note [Text Block]

The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering, assuming that we incur the estimated offering expenses.

Other Transaction Fees, Note [Text Block]		Total offering expenses are estimated to be $340,000, and assumes that the Rights offering is fully subscribed. As reflected in the Expense Example following this table, the Rights offering expenses will be borne by the Fund and indirectly by all of the Fund’s Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares.
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuance.
Management Fee not based on Net Assets, Note [Text Block]		The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares will be higher than if the Fund does not utilize a leveraged capital structure.
General Description of Registrant [Abstract]
Effects of Leverage [Text Block]

Leverage. Leverage creates a greater risk of loss, as well as a potential for more gain, for the Common Shares than if leverage were not used. Following the completion of the Rights offering, the Fund’s amount of leverage outstanding will decrease. The leverage of the Fund as of December 31, 2023 was approximately 43% of the Fund’s net assets. After the completion of the Rights offering, the amount of leverage outstanding is expected to decrease to approximately 35% of the Fund’s net assets. The use of leverage for investment purposes creates opportunities for greater total returns but at the same time increases risk. When leverage is employed, the net asset value and market price of the Common Shares and the yield to holders of Common Shares may be more volatile. Any investment income or gains earned with respect to the assets attributable to leverage in excess of the interest or dividend payments due on such leverage will augment the Fund’s income. Conversely, if the investment performance with respect to the assets attributable to leverage fails to cover the interest or dividend payments on such leverage, the value of the Fund’s Common Shares may decrease more quickly than would otherwise be the case, and distributions on the Common Shares could be reduced or eliminated. Interest or dividend payments and fees incurred in connection with such leverage will reduce the amount of net income available for distribution to holders of the Common Shares.

Because the fee paid to the Investment Adviser is calculated on the basis of the Fund’s average weekly net assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Investment Adviser will be higher (and the Investment Adviser will be benefited to that extent) when leverage is utilized. The Investment Adviser will utilize leverage only if it believes such action would result in a net benefit to the Fund’s shareholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).

The Fund’s leveraging strategy may not be successful.

Estimated Effects of Leverage After the Offer. Assuming that leverage will (1) be equal in amount to approximately 35% of the Fund’s total net assets, and (2) charge interest or involve dividend payments at a projected blended annual average leverage dividend or interest rate of 5.125%, then the annual return generated by the Fund’s portfolio (net of estimated expenses) must exceed approximately 1.81% of the Fund’s total net assets in order to cover such interest or dividend payments and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual dividend rates, interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above. The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of net investment income of the Fund, realized gains or losses of the Fund and changes in the value of the securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects leverage representing 35% of the Fund’s total net assets, the Fund’s current projected blended annual average leverage dividend or interest rate of 5.125%, a management fee at an annual rate of 1.00% of the liquidation preference of any outstanding preferred stock and estimated annual incremental expenses attributable to any outstanding preferred stock of 0.01% of the Fund’s net assets attributable to common shares.

Assumed Return on Portfolio (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Shareholder	(18.60)%	(10.94)%	(3.29)%	4.37%	12.03%

Common share total return is composed of two elements—the common share distributions paid by the Fund (the amount of which is largely determined by the taxable income of the Fund (including net realized gains) after paying interest on any debt and/or dividends on any preferred shares) and unrealized gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy total return. For example, to assume a total return of 0% the Fund must assume that the income it receives on its investments is entirely offset by expenses and losses in the value of those investments.

Annual Interest Rate [Percent]		5.125%
Annual Coverage Return Rate [Percent]		1.81%
Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Shareholder	(18.60)%	(10.94)%	(3.29)%	4.37%	12.03%

Return at Minus Ten [Percent]		(18.60%)
Return at Minus Five [Percent]		(10.94%)
Return at Zero [Percent]		(3.29%)
Return at Plus Five [Percent]		4.37%
Return at Plus Ten [Percent]		12.03%
Effects of Leverage, Purpose [Text Block]

Estimated Effects of Leverage After the Offer. Assuming that leverage will (1) be equal in amount to approximately 35% of the Fund’s total net assets, and (2) charge interest or involve dividend payments at a projected blended annual average leverage dividend or interest rate of 5.125%, then the annual return generated by the Fund’s portfolio (net of estimated expenses) must exceed approximately 1.81% of the Fund’s total net assets in order to cover such interest or dividend payments and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual dividend rates, interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above. The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of net investment income of the Fund, realized gains or losses of the Fund and changes in the value of the securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects leverage representing 35% of the Fund’s total net assets, the Fund’s current projected blended annual average leverage dividend or interest rate of 5.125%, a management fee at an annual rate of 1.00% of the liquidation preference of any outstanding preferred stock and estimated annual incremental expenses attributable to any outstanding preferred stock of 0.01% of the Fund’s net assets attributable to common shares.

Share Price [Table Text Block]

The following table sets forth, for the quarters indicated, the high and low sale prices on the NYSE per share of our Common Shares and the net asset value and the premium or discount from net asset value per share at which the Common Shares were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

	Market Price		Corresponding Net Asset Value (“NAV”) Per Share		Corresponding Premium or Discount as a % of NAV
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2022	$9.33	$7.89	$6.74	$7.23	38.43%	9.13%
June 30, 2022	$9.18	$6.63	$7.35	$5.43	24.90%	22.10%
September 30, 2022	$7.87	$6.07	$4.69	$3.72	67.80%	63.17%
December 31, 2022	$6.62	$5.17	$4.01	$3.89	65.09%	32.19%
March 31, 2023	$6.08	$5.34	$4.31	$4.00	41.07%	33.50%
June 30, 2023	$6.90	$5.57	$3.96	$4.23	74.24%	31.68%
September 30, 2023	$6.78	$5.79	$4.09	$3.87	65.77%	49.61%
December 31, 2023	$6.18	$4.36	$3.62	$3.38	70.72%	28.99%
March 31, 2024	$6.11	$5.27	$3.75	$3.74	62.93%	40.91%

On June 27, 2024, the last reported net asset value per Common Share was $3.29, and the last reported sales price per Common Share on the NYSE was $5.42. Accordingly, our Common Shares traded at a premium to net asset value of 64.74% on June 27, 2024.

Common Stocks [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 5.27	$ 4.36	$ 5.79	$ 5.57	$ 5.34	$ 5.17	$ 6.07	$ 6.63	$ 7.89
Highest Price or Bid					6.11	6.18	6.78	6.90	6.08	6.62	7.87	9.18	9.33
Lowest Price or Bid, NAV					3.74	3.38	3.87	4.23	4.00	3.89	3.72	5.43	7.23
Highest Price or Bid, NAV					$ 3.75	$ 3.62	$ 4.09	$ 3.96	$ 4.31	$ 4.01	$ 4.69	$ 7.35	$ 6.74
Highest Price or Bid, Premium (Discount) to NAV [Percent]					62.93%	70.72%	65.77%	74.24%	41.07%	65.09%	67.80%	24.90%	38.43%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					40.91%	28.99%	49.61%	31.68%	33.50%	32.19%	63.17%	22.10%	9.13%
Share Price			$ 5.42
NAV Per Share			$ 3.29
Latest Premium (Discount) to NAV [Percent]			64.74%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]				187,999,000
Outstanding Security, Not Held [Shares]				28,074
Purchase Transactions [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[6]	$ 0.75
Sale Transactions [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[6]	2.50
Dividends on Preferred Shares Not Included [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		30
Expense Example, Years 1 to 3		73
Expense Example, Years 1 to 5		119
Expense Example, Years 1 to 10		$ 245
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				79,626,000
Cumulative Preferred Stocks Adjusted for Offering [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				74,283,775
Common Stocks Adjusted for Offering [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				35,331

[1]	Total offering expenses are estimated to be $340,000, and assumes that the Rights offering is fully subscribed. As reflected in the Expense Example following this table, the Rights offering expenses will be borne by the Fund and indirectly by all of the Fund’s Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares.
[2]	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares will be higher than if the Fund does not utilize a leveraged capital structure.
[3]	The Fund has no current intention of borrowing from a lender or issuing notes.
[4]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuance.
[5]	Dividends on Preferred Shares represent distributions on the existing preferred shares outstanding.
[6]	Shareholders participating in the Fund’s Automatic Dividend Reinvestment Plan do not incur any additional fees. Shareholders participating in the Voluntary Cash Purchase Plan would pay $0.75 plus their pro rata share of brokerage commissions per transaction to purchase shares and $2.50 plus their pro rata share of brokerage commissions per transaction to sell shares. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plans” in the Prospectus.